Other operating expenses - Other operating expenses (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Excess of salaries limit of workers profit sharing	$ 17,146
Royalty non-income tax (b)	10,780
Optimization and prefeasibility/feasibility studies (c)	8,429	$ 14,919	$ 450
Other expenses	1,425	2,895	2,434
Tax contingencies	704	6,119	10,711
Fines and penalties (d)		14,183
Royalties, ITAN and penalties (e)			55,088
Other operating expense	$ 38,484	$ 38,116	$ 68,683